Shareholder Report, Holdings (Details) - C000257791 [Member]	Jul. 31, 2026
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	34.20%
AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%